MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.2 -  Schedule 1

Exception Grades

Run Date - 4/15/2026 2:20:31 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[Redact]	10178878	[Redact]		36290277			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1004 Appraisal shows the subject property as owner occupied, there is a current lease agreement in the file. A corrected 1004 appraisal required.				Reviewer Comment (2026-01-08): provided Buyer Comment (2026-01-07): attached	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
[Redact]	10178829	[Redact]		36290278			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		As per the Note, The Zip code is [Redact] and Zip code on Hazard Insurance policy is [Redact] which mismatches.				Reviewer Comment (2026-01-08): Received and attached corrected Hazard Insurance document. Exception Cleared. Buyer Comment (2026-01-07): attached	01/08/2026			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Investment	Purchase		C	A	C	A			A	A		N/A	No
[Redact]	10178880	[Redact]		36290280			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender allowed for non-warrantable condo with 62.5% Investor occupancy, versus guideline max of 60%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		[Redact]	Reviewer Comment (2026-01-07): Lender exception approval in file			01/07/2026	2	B	B	B	B	B	B	B	B	B	B		[Redact]	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
[Redact]	10178864	[Redact]		36290283			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender allowed a Rural Property on Investment transaction	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		[Redact]	Reviewer Comment (2026-01-16): Lender exception approval in file			01/16/2026	2	B	B	B	B	B	B	B	B	B	B		[Redact]	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
[Redact]	10178864	[Redact]		36290284			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender allowed Vacant property on DSCR Refinance Transaction	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		[Redact]	Reviewer Comment (2026-01-16): Lender exception approval in file			01/16/2026	2	B	B	B	B	B	B	B	B	B	B		[Redact]	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No